Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2014-1 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

December 2015

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	30	450,992.76	476	7,880,224.39
Liquidation Proceeds and Recoveries on Defaulted Receivables	110	296,719.66	435	4,506,796.70
Net Loss Amount	30	154,273.10	476	3,373,427.69
Net Loss % of Average Portfolio Balance (Annualized)		0.33%
Cumulative Net Loss % of Initial Balance				0.22%
Average Net Loss of Assets Experiencing a Loss				7,087.03